Financial instruments - Schedule of Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 89,062	$ 83,370
Derivative liabilities	2,059
Principal	110,022	261,851	$ 479,535
Debt repayments	277,051
Capital expenditure commitments	69,236
Commitment fees on revolving credit facility	7,227
Employee future benefits	895
Other liabilities	6,925
2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	89,062
Derivative liabilities	2,059
Debt repayments	174,095
Capital expenditure commitments	35,576
Commitment fees on revolving credit facility	2,869
Employee future benefits	179
Other liabilities	6,925
2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Derivative liabilities	0
Debt repayments	64,512
Capital expenditure commitments	33,660
Commitment fees on revolving credit facility	2,869
Employee future benefits	179
Other liabilities	0
2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Derivative liabilities	0
Debt repayments	17,382
Capital expenditure commitments	0
Commitment fees on revolving credit facility	1,489
Employee future benefits	179
Other liabilities	0
2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Derivative liabilities	0
Debt repayments	12,069
Capital expenditure commitments	0
Commitment fees on revolving credit facility	0
Employee future benefits	179
Other liabilities	0
2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Derivative liabilities	0
Debt repayments	8,993
Capital expenditure commitments	0
Commitment fees on revolving credit facility	0
Employee future benefits	179
Other liabilities	0
Fekola Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	71,261	43,061
Interest (estimated)	7,127
Fekola Equipment Loan Facility | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	3,230
Fekola Equipment Loan Facility | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	1,953
Fekola Equipment Loan Facility | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	1,143
Fekola Equipment Loan Facility | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	631
Fekola Equipment Loan Facility | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	170
Masbate Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	7,254	$ 10,799
Interest (estimated)	592
Masbate Equipment Loan Facility | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	397
Masbate Equipment Loan Facility | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	167
Masbate Equipment Loan Facility | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	26
Masbate Equipment Loan Facility | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	2
Masbate Equipment Loan Facility | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	41
Lease liabilities | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	29
Lease liabilities | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	12
Lease liabilities | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Lease liabilities | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Lease liabilities | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Principal | Fekola Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	73,026
Principal | Fekola Equipment Loan Facility | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	26,301
Principal | Fekola Equipment Loan Facility | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	19,392
Principal | Fekola Equipment Loan Facility | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	11,101
Principal | Fekola Equipment Loan Facility | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	8,965
Principal | Fekola Equipment Loan Facility | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	7,267
Principal | Masbate Equipment Loan Facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	7,461
Principal | Masbate Equipment Loan Facility | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	3,513
Principal | Masbate Equipment Loan Facility | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	3,076
Principal | Masbate Equipment Loan Facility | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	766
Principal | Masbate Equipment Loan Facility | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	106
Principal | Masbate Equipment Loan Facility | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	13,400
Principal | Lease liabilities | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	3,955
Principal | Lease liabilities | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	3,204
Principal | Lease liabilities | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	2,678
Principal | Lease liabilities | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	2,186
Principal | Lease liabilities | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	1,377
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	192,768
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	128,546
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	27,804
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	15,714
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	11,890
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	$ 8,814